Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade and Other Liabilities

All figures in £ millions	2019	2018
Trade payables	358	311
Sales return liability	122	173
Social security and other taxes	13	16
Accruals	295	397
Deferred income	360	387
Interest payable	28	46
Other liabilities	188	225

	1,364	1,555
Less: non-current portion
Accruals	—	15
Deferred income	55	66
Other liabilities	31	74

	86	155

Current portion	1,278	1,400